DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 3
Income tax provision for undistributed earnings	7
Undistributed earnings of foreign subsidiaries	16,974
Unused tax losses, net	4,261
Deductible temporary differences for which no deferred tax asset is recognised	2,726	$ 2,688
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	219
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	172
Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	74
Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,963
No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,829
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,059	1,163
Capital tax losses | No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	403	251
Other temporary differences [member] | No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,264	$ 1,274